Equity Transactions - Summary of Stock Option Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Shares Outstanding, ending balance	3,247,500
2005 Plan [Member]
Shares Outstanding, beginning balance	1,989,867		1,989,867
Shares Outstanding, Granted	600,000	[1]
Shares Outstanding, Cancelled	(600,000)	[1]
Shares Outstanding, Expired	(1,389,867)
Shares Outstanding, Exercised
Shares Outstanding, ending balance	600,000		1,989,867
Shares Outstanding, Options Exercisable	600,000
Weighted Average Exercise Price, beginning balance	$ 1.25		$ 1.25
Weighted Average Exercise Price, Granted	0.70	[1]
Weighted Average Exercise Price, Cancelled	1.25	[1]
Weighted Average Exercise Price, Expired	1.25
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, ending balance	0.70		$ 1.25
Weighted Average Exercise Price, Options Exercisable	$ 0.70
2011 Long-Term Stock Incentive Plan [Member]
Shares Outstanding, beginning balance	4,173,448		2,445,448
Shares Outstanding, Granted	1,211,500		1,872,000
Shares Outstanding, Cancelled	(1,993,948)		(72,000)
Shares Outstanding, Expired	(25,000)
Shares Outstanding, Exercised	(118,500)
Shares Outstanding, ending balance	3,247,500		4,173,448
Shares Outstanding, Options Exercisable	1,446,643

[1]	600,000 options were extended and repriced from $1.25/share to $0.70/share